INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

June 7, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Mutual Funds (the "Registrant")
(File No. 811-07428)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Amendment No. 230 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. This Amendment is being filed under the Investment Company Act of 1940, as amended (the "1940 Act"), and shall become effective on June 7, 2023 in accordance with Section 8 of the 1940 Act.

The Amendment is being filed for the purpose of amending the Registration Statement with respect to Voya VACS Series EME Fund (the "Fund") to: (i) incorporate changes to the Fund's portfolio management team, (ii) remove a Sub-Adviser to the Fund, (iii) add a new Sub-Adviser to the Fund, and (iv) make corresponding strategy changes and other non-material changes.

The Fund constitutes only one series of the Registrant. The other series of the Registrant are offered through separate prospectuses and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Should you have any questions or comments regarding this filing, please contact Anna Jagiello at (480) 477-2309 or the undersigned at (212) 309-6566.

Regards,

/s/ Nicholas C.D. Ward Nicholas C.D. Ward Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP

Jeremy Smith, Esq. Ropes & Gray LLP